Income Taxes - Components of Net Deferred Tax Liability (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 2,680	$ 2,672
Lease financings	859	932
Securities valuation	493	545
Pension obligation	362	45
Equity investments	266	256
Credit losses on loans	(163)	(230)
Net operating loss carryover	(166)	(105)
Reserves not deducted for tax	(295)	(397)
Employee benefits	(632)	(570)
Other assets	(133)	(128)
Other liabilities	342	353
Net deferred tax liability	$ 3,613	$ 3,373